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                                   SUPPLEMENT
                             DATED OCTOBER 26, 2005

ADDITIONAL PORTFOLIO MANAGER NAMED TO HARTFORD ADVISERS HLS FUND, HARTFORD FOCUS HLS FUND AND HARTFORD STOCK HLS FUND

This supplement amends the following Prospectuses:

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005

The Prospectus is revised as follows:

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund, Hartford Focus HLS Fund and Hartford Stock HLS Fund. Accordingly, in the Prospectus, on page 5 under the heading "Portfolio Managers" for Hartford Advisers HLS Fund, on page 20 under the heading "Portfolio Manager" for Hartford Focus HLS Fund, and on page 85 under the heading "Portfolio Managers" for Hartford Stock HLS Fund the following disclosure is added:

    - Peter I. Higgins, CFA

    - Vice President of Wellington Management

    - Involved in Portfolio Management and securities analysis of the equity portion of the fund since November 2005

    - Joined Wellington Management as an investment professional in October 2005

    - Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES DATED MAY 1, 2005

The Prospectus is revised as follows:

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund, Hartford Focus HLS Fund and Hartford Stock HLS Fund. Accordingly, in the Prospectus, on page 5 under the heading "Portfolio Managers" for Hartford Advisers HLS Fund, on page 20 under the heading "Portfolio Manager" for Hartford Focus HLS Fund, and on page 86 under the heading "Portfolio Managers" for Hartford Stock HLS Fund the following disclosure is added:

    - Peter I. Higgins, CFA

    - Vice President of Wellington Management

    - Involved in Portfolio Management and securities analysis of the equity portion of the fund since November 2005

    - Joined Wellington Management as an investment professional in October 2005

    - Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005 (INVESTMENT OPTIONS WITHIN THE FOLLOWING VARIABLE ANNUITIES: EMPOWER, INCOME PREFERRED, MASTERS, MASTERS +, OPPORTUNITY, OPPORTUNITY +)

The Prospectus is revised as follows:

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund and Hartford Stock HLS Fund. Accordingly, in the Prospectus, on page 5 under
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the heading "Portfolio Managers" for Hartford Advisers HLS Fund and on page 54 under the heading "Portfolio Managers" for Hartford Stock HLS Fund the following disclosure is added:

    - Peter I. Higgins, CFA

    - Vice President of Wellington Management

    - Involved in Portfolio Management and securities analysis of the equity portion of the fund since November 2005

    - Joined Wellington Management as an investment professional in October 2005

    - Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005 (DIRECTOR MULTI-MANAGER)

The Prospectus is revised as follows:

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund, Hartford Focus HLS Fund and Hartford Stock HLS Fund. Accordingly, in the Prospectus, on page 5 under the heading "Portfolio Managers" for Hartford Advisers HLS Fund, on page 17 under the heading "Portfolio Manager" for Hartford Focus HLS Fund, and on page 57 under the heading "Portfolio Managers" for Hartford Stock HLS Fund the following disclosure is added:

    - Peter I. Higgins, CFA

    - Vice President of Wellington Management

    - Involved in Portfolio Management and securities analysis of the equity portion of the fund since November 2005

    - Joined Wellington Management as an investment professional in October 2005

    - Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES DATED MAY 1, 2005 (NATIONS EVERGREEN)

The Prospectus is revised as follows:

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund and Hartford Stock HLS Fund. Accordingly, in the Prospectus, on page 5 under the heading "Portfolio Managers" for Hartford Advisers HLS Fund and on page 24 under the heading "Portfolio Managers" for Hartford Stock HLS Fund the following disclosure is added:

    - Peter I. Higgins, CFA

    - Vice President of Wellington Management

    - Involved in Portfolio Management and securities analysis of the equity portion of the fund since November 2005

    - Joined Wellington Management as an investment professional in October 2005

    - Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.